ACCOUNTS RECEIVABLE - Additional Information (Details)						6 Months Ended	12 Months Ended
	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	Mar. 28, 2023	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable						$ 20,729	$ 134,960	¥ 971,135
Litigation amount claimed				$ 257,000	¥ 1,872,419
Number of days for claim amount under litigation settlement			10 days
Partial payment	$ 124,000	¥ 907,662
Percentage of allowance for credit loss						100.00%	100.00%
Former customer
ACCOUNTS RECEIVABLE
Accounts receivable						$ 20,729
Major Customers | Net revenue | Customer One
ACCOUNTS RECEIVABLE
Accounts receivable							$ 134,960